Investment in Associates - Summary of Investments in Associates (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	$ 628	$ 494	$ (153)
Exceptional Items [member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	(95)	$ (29)	$ (270)
Associates [member]
Disclosure of associates and joint ventures [line items]
Obligations created for special allocation of expenses	18
Associates [member] | Exceptional Items [member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	(42)
Other associates [Member]
Disclosure of associates and joint ventures [line items]
Profit (loss) from operating activities	$ 1